Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Prophet Asset Management, LLC (the “Company”)
Guggenheim Securities, LLC (“Guggenheim”)
(together, the “Specified Parties”)

Re: TLF National Tax Lien Trust 2017-1, Tax Lien Collateralized Notes (the “Notes”) – Final Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “2.5.18 TLF 2017-1 Data Tape and Stratifications.xlsx” provided by the Company on February 5, 2018, containing certain information related to 24,594 tax liens (including 19,196 unique tax liens identified by the unique tax identification number in the “In Use Orig Cert ID” field) as of October 31, 2017 (the “Cutoff Date”) (the “Data File”), and (ii) an electronic data file entitled “Current Market Value GLT_02132018_V3.xlsx” provided by the Company on February 13, 2018, containing 2017 market values for certain Selected Tax Liens (defined below) (the “MV Data File”) (together, with the Data File, the “Final Data File”), both related to a portfolio of tax liens which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, percentages, and numbers of days were within $1.00, 0.1%, and 2 days, respectively.

•
The term “Initial Data File” means an electronic data file entitled “11.28.17 Prophet Data Tape and Stratifications.xlsx” provided by Guggenheim, on behalf of the Company, on November 28, 2017, containing certain information related to 25,105 tax liens (including 19,689 unique tax liens identified by the unique tax identification number in the “In Use Orig Cert ID” field in the Initial Data File) as of the Cutoff Date.

•	The term “Blue Hound System” means the Company’s servicing system maintained by the Company’s servicer, Propel Financial Services, LLC (the “Servicer”).

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Blue Hound System – Transaction History Screen” means a screen in the Blue Hound System provided by the Servicer, on behalf of the Company, containing interest and principal information of the tax liens.

•
The term “Boarding Files” means electronic data files provided by the Servicer, on behalf of the Company, containing information related to the market values of the Selected Tax Liens as of the purchase year.

•	The term “Assessor Websites” means the website of the city assessors or the county assessors containing address, county, state information of the tax liens as listed in Exhibit A.

•
The term “Reimbursable Fee Information” means two electronic data files entitled “TLT Reimbursable Fees_02092018.xlsx” and “GLT Reimbursable Fees_02092017.xlsx” provided by the Servicer, on behalf of the Company, containing information regarding the reimbursable fee extracted from the Servicer’s Salesforce system and the Blue Hound System.

•
The term “State Penalty Information” means an electronic data file entitled “Prophet Tax Lien State Matrix.xlsx” provided by Guggenheim, on behalf of the Company, containing information related to certain state penalty rates on tax liens.

•
The term “Supplemental Lien Files” means three electronic data files entitled “GLT Recomputed Interest Part 1.xlsx,” “Prophet Lien File Review KPMG Comments 2.5.2018_PMM.xlsx,” and “Recomputed Interest_To KMPG 2.12.18.xlsx” provided by the Servicer, on behalf of the Company, containing information related to the accrual date, accrual interest, year end penalty amount, the interest bearing indemnity fee, and miscellaneous fee of certain Selected Tax Liens.

•
The term “Lien File” means the Blue Hound System – Transaction History Screen, Boarding Files, Assessor Websites, Reimbursable Fee Information, State Penalty Information, and Supplemental Lien Files, and any file containing some or all of the documents listed in Exhibit B for each of the Selected Tax Liens. The Lien File, furnished to us by the Company, was represented to be either the original Lien File or a copy of the original Lien File.

I.	The Selected Tax Liens

We were instructed by Guggenheim, on behalf of the Company, to randomly select a sample of tax liens from the Initial Data File, using the instruction provided in Exhibit C attached hereto. The selection criteria resulted in a sample of 185 tax liens (the “Initial Selected Tax Liens”). On February 5, 2018, we were instructed by Guggenheim, on behalf of the Company, to exclude seven (7) Initial Selected Tax Liens which were not included in the Final Data File. The selection criteria resulted in a sample of 178 tax liens (the “Selected Tax Liens”) as listed in Exhibit D attached hereto.

II.	The Final Data File

For each Selected Tax Lien, we compared the specified attributes in the Final Data File to the corresponding information in the respective Lien File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Final Data File to the Lien File for each of the attributes identified, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception, except for certain procedures as detailed below.

Attributes	Lien Files/ Instructions

Purchase Date
Affidavit, Boarding Files, Certificate of Purchase, Closing Affidavit, LienHub Certificate Details (Screenshot), Property Tax Payment Agreement , Promissory Note, Salesforce Generated Purchase Date Report, Sub Tax E-Receipt, Tax Certificate Receipt, Certificate of Sale for Unpaid Municipal Liens, Modification Agreement, Subsequent Tax Lien Purchase Receipt, Tax Lien Sale List, Tax Redemption Statement, TLS Results, Tax Receipt, or Screenshot of Maricopa Treasurer Website

Rank
Affidavit, Assignment of Real Property Tax Liens Pursuant to Connecticut General Statues Section 12-195, Authorization For Transfer of Tax Lien, Certificate of Purchase, Certificate of Sale for Unpaid Municipal Liens, Modification Agreement, Promissory Note, Property Tax Lien Payment Agreement, Property Tax Payment Agreement, Quarter Subs, Real Estate Lien Promissory Note, Schedule A of the Assignment of Tax Liens, Sub Tax E-Receipt, Subsequent Tax Lien Purchase Receipt, Tax Certificate Receipt, Tax Lien Contract, or Tax Lien Sale List (collectively, the “Rank Lien Files”) and instructions provided by the Servicer, on behalf of the Company, described below

Address
Affidavit, Assessor Websites, Certificate of Sale for Unpaid Municipal Liens, Certified Statement of Transfer of Tax Lien, Schedule A of the Assignment of Tax Liens, Sworn Document Authorizing Transfer Of Tax Lien, or Tax Lien Contract

County	Assessor Websites, Affidavit, Assignment of Tax Liens, Certificate of Sale for Unpaid Municipal Liens, Schedule A of the Assignment of Tax Liens, or Tax Receipt

State	Assessor Websites, Affidavit, Assignment of Tax Liens, Certificate of Sale for Unpaid Municipal Liens, Schedule A of the Assignment of Tax Liens, or Tax Receipt

Property Type	Assessor Websites, Borrower Summary, Nevada Preparation Checklist, Propel/Retax/Rio Preparation Checklist, or Tax Lien Transfer Application

Current Interest Rate
Account Statement, Certificate of Purchase, Certificate of Sale for Unpaid Municipal Liens, Property Tax Payment Agreement, Redemption Statement, Tax Certificate Receipt, or Tax Lien Sale List (collectively, the “Current Interest Rate Lien Files,”) or New Jersey Comprehensive Annual Financial Report  and instructions provided by the Servicer, on behalf of the Company, described below

Current Penalty Rate	State Penalty Information and instructions provided by the Servicer, on behalf of the Company, described below

Attributes	Lien Files/ Instructions

Tax Amount/ Recomputed Tax Amount
Account Statement, Affidavit, Certificate of Purchase, Certificate of Sale for Unpaid Municipal Liens, Property Tax Payment Agreement, Subsequent Tax Lien Purchase Receipt, Salesforce Principal Adjustment, Quarter Subs, Schedule A of the Assignment of Tax Liens, Sub Tax E-Receipt, Tax Certificate Receipt, Tax Lien Sale List, Tax Redemption Statement, (collectively, the “Tax Amount Lien Files”), Tax Receipt, Screenshot of Maricopa Treasurer’s Website  (together, the “Tax Payment Lien Files”), or Blue Hound System – Transaction History Screen, and instructions provided by the Servicer, on behalf of the Company, described below

Overbid Amount	Certificate of Sale for Unpaid Municipal Liens, and instructions provided by the Servicer, on behalf of the Company, described below

Reimbursable Fees	Reimbursable Fee Information

Market Value
Screenshot of the County Assessor Website, Screenshot of the Tax Receipt, Boarding Files (collectively, the “Origination Market Value Lien File”), or Screenshot of Realtor.com, Screenshot of Redfin.com, Screenshot of Pogodata.org, Property Tax Statement, Tax Bill, (collectively, the “2017 Market Value Lien File”) and instructions provided by the Servicer, on behalf of the Company, described below.

Interest Amount/Recomputed Interest Amount	Supplemental Lien Files Blue Hound System- Transaction History Screen, and instructions provided by the Servicer, on behalf of the Company, described below

Penalty Amount/Recomputed Penalty Amount	Tax Amount Lien Files and instructions provided by the Servicer, on behalf of the Company, described below

Redemptive Value/Recomputed Redemptive Value	Instructions provided by the Servicer, on behalf of the Company, described below

Combined Redemptive Value/ Recomputed Combined Redemptive Value	Instructions provided by the Servicer, on behalf of the Company, described below

1.
For purposes of comparing Rank, we were instructed by the Servicer, on behalf of the Company, to compare the “Rank” field in the Final Data File to the corresponding information in the Rank Lien Files.

For Selected Tax Liens in Arizona, Connecticut, Illinois, and New Jersey, we were instructed by the Servicer, on behalf of the Company, to consider the following:

a.	If there was only one lien in the “In Use Orig Cert ID” field in the Final Data File, the rank was deemed to be the Original rank; and,

b.
If there were more than one lien in the “In Use Orig Cert ID” field in the Final Data File, the rank with either (i) the oldest tax year in the “Tax Year” field in the Final Data File for Selected Tax Liens in Arizona and Connecticut or (ii) the earliest purchase date in the “Purchase Date” field in the Final Data File for Selected Tax Liens in Illinois and New Jersey, was deemed to be the Original rank and the ranks with other tax years or other purchase dates, were deemed to be the Subsequent ranks.

2.
For purposes of comparing Current Interest Rate, we were instructed by the Servicer, on behalf of the Company, to compare the current interest rate in the “Current Interest Rate” field in the Final Data File to the corresponding information in the Current Interest Rate Lien Files.

For Selected Tax Liens in New Jersey, we were instructed by the Servicer, on behalf of the Company, to consider the Current Interest Rate of the subsequent liens (identified as “S” in the “Rank” field in the Final Data File) to be 18%. We compared the current interest rate in the “Current Interest Rate” field in the Final Data File to the 18% Current Interest Rate. For Selected Tax Liens in New Jersey with a current interest rate in the “Current Interest Rate” field in the Final Data File not equal to 18%, we were instructed by the Servicer, on behalf of the Company, to compare the current interest rate in the “Current Interest Rate” field in the Final Data File to the corresponding information in the New Jersey Comprehensive Annual Financial Report.

3.
For purposes of comparing Current Penalty Rate, we were instructed by the Servicer, on behalf of the Company, to compare the current penalty rate in the “Current Penalty Rate” field in the Final Data File to the corresponding information in the State Penalty Information.

For Selected Tax Liens in Illinois and Florida, we were instructed by the Servicer, on behalf of the Company, to consider the Current Penalty Rate to be 0%. We compared the current penalty rate in the “Current Penalty Rate” field in the Final Data File to the 0% Current Penalty Rate of Selected Tax Liens in Illinois and Florida.

4.
For purposes of comparing Tax Amount, we were instructed by the Servicer, on behalf of the Company, to compare the tax amount in the “Tax Amount” field in the Final Data File to the corresponding information in the Tax Amount Lien Files.

For Selected Tax Liens in New York, in the event the tax amount in the “Tax Amount” field in the Final Data File did not agree to the corresponding information in the Tax Amount Lien Files, we were instructed by the Servicer, on behalf of the Company, to recompute the Tax Amount (the “Recomputed Tax Amount”), by subtracting (i) the interest amount (in the “Interest” field in the Blue Hound System – Transaction History Screen) from (ii) the redemption amount information in the Tax Amount Lien Files. We compared the Recomputed Tax Amount to the tax amount in the “Tax Amount” field in the Final Data File.

For Selected Tax Liens #34 and #65, we were instructed by the Servicer, on behalf of the Company, to recompute the Recomputed Tax Amount, by subtracting (i) the principal amount (in the “Principal” field in the Blue Hound System – Transaction History Screen) from (ii) the payment amount (specified in the Tax Payment Lien Files). We compared the Recomputed Tax Amount to the tax amount in the “Tax Amount” field in the Final Data File.

5.
For purposes of comparing the Overbid Amount, we were instructed by the Servicer, on behalf of the Company, to consider the Overbid Amount of Selected Tax Liens in states other than New Jersey to be $0 if the “Overbid Amount” field in the Final Data File indicated $0 or “N/A.”

For Selected Tax Liens in New Jersey, we were instructed by the Servicer, on behalf of the Company, to consider the Overbid Amount to be $0 if the current interest rate in the “Current Interest Rate” field in the Final Data File was greater than 0.00%. We compared the overbid amount in the “Overbid Amount” field in the Final Data File to $0.

For Selected Tax Liens in New Jersey with a current interest rate in the “Current Interest Rate” field in the Final Data File of $0, we were instructed by the Servicer, on behalf of the Company, to compare the Overbid Amount in the “Overbid Amount” field in the Final Data File to the corresponding information in the Certificate of Sale for Unpaid Municipal Liens.

6.
For purposes of comparing Market Value, we were instructed by the Servicer, on behalf of the Company, to compare the market value in the “Market Value” field in the Final Data File to the corresponding information in the Origination Market Value Lien File.  In the event the market value in the “Market Value” field in the Final Data File did not agree to the corresponding information in the Origination Market Value Lien File or was not available in the Origination Market Value Lien File, we were instructed by the Servicer, on behalf of the Company, to compare the market value in the “Current Market Value (Assessor or Other Source)” field in the Final Data File to the corresponding information in the 2017 Market Value Lien File.

7.
For purposes of comparing Interest Amount, we were instructed by the Servicer, on behalf of the Company to recompute the Interest Amount (the “Recomputed Interest Amount”) as follows: multiply (i) Tax Amount (in the “Tax Amount” field in the Final Data File) by (ii) Current Interest Rate (in the “Current Interest Rate” field in the Final Data File), divided by (iii) 12 months, 360 days or 365 days (as specified in the Supplemental Lien Files for each Selected Tax Lien), and multiply the result by (iv) the number of months or days between the Purchase Date (in the “Purchase Date” field in the Final Data File) and the Cutoff Date. We compared the Recomputed Interest Amount to the “Interest Amount” field in the Final Data File.

For Selected Tax Liens in Connecticut, New York, and Texas, we were instructed by the Servicer, on behalf of the Company to recompute the Recomputed Interest Amount as follows: multiply (i) Tax Amount (in the “Tax Amount” field in the Final Data File) by (ii) Current Interest Rate (in the “Current Interest Rate” field in the Final Data File), divided by (iii) 12 months or 365 days (as specified in the Supplemental Lien Files for each Selected Tax Lien), multiply the result by (iv) the number of months or days between the last accrual date in the Supplemental Lien Files and the Cutoff Date, and add (v) the accrued interest amount from prior periods (specified in the Supplemental Lien Files or in the “Purchase Interest” field in the Transaction History Screen within the Blue Hound System). We compared the Recomputed Interest Amount to the “Interest Amount” field in the Final Data File.

For Selected Tax Liens in New Jersey with Original tax lien ranks (identified as “O” in the “Rank” field in the Final Data File), we were instructed by the Servicer, on behalf of the Company, to recompute the Recomputed Interest Amount as follows: multiply (i) Tax Amount (in the “Tax Amount” field in the Final Data File) by (ii) Current Interest Rate (in the “Current Interest Rate” field in the Final Data File), divide the result  by (iii) 360 days, multiply the result by (iv) the number of days between the Purchase Date (in the “Purchase Date” field in the Final Data File) and the Cutoff Date, and add (v) the product of the Tax Amount (in the “Tax Amount” field in the Final Data File”) and Current Penalty Rate (in the “Current Penalty Rate” field in the Final Data File), and add (vi) the year end penalty amount (specified in the Supplemental Lien Files). We compared the Recomputed Interest Amount to the “Interest Amount” field in the Final Data File.

For Selected Tax Liens in Illinois, we were instructed by the Servicer, on behalf of the Company, to recompute the Recomputed Interest Amount as follows: multiply (i) Tax Amount (in the “Tax Amount” field in the Final Data File) by (ii) Current Interest Rate (in the “Current Interest Rate” field in the Final Data File), multiply the result by (iii) the number of years between the Purchase Date (in the “Purchase Date” field in the Final Data File) and the Cutoff Date, and add (iv) the interest bearing indemnity fee and miscellaneous fee (specified in the Supplemental Lien Files). We compared the Recomputed Interest Amount to the “Interest Amount” field in the Final Data File.

8.
For purposes of comparing Penalty Amount, we were instructed by the Servicer, on behalf of the Company, to recompute the Penalty Amount (the “Recomputed Penalty Amount”) by multiplying (i) the Current Penalty Rate (in the “Current Penalty Rate” field in the State Penalty Information) by (ii) the Tax Amount information in the Tax Amount Lien Files. We compared the Recomputed Penalty Amount to the “Penalty Amount” field in the Final Data File.

For Selected Tax Liens in New Jersey with Original tax lien ranks (identified as “O” in the “Rank” field in the Final Data File”), we were instructed by the Servicer, on behalf of the Company, to consider the Current Penalty Rate to be $0. As a result, the Recomputed Penalty Amount, which was calculated by multiplying the Current Penalty Rate of $0 and the Tax Amount information in the Tax Amount Lien Files, was equal to $0. We compared the Recomputed Penalty Amount to the “Penalty Amount” field in the Final Data File.

9.
For purposes of comparing Redemptive Value, we were instructed by the Servicer, on behalf of the Company, to recompute the Redemptive Value (the “Recomputed Redemptive Value”) by adding (i) Tax Amount (in the “Tax Amount” field in the Final Data File), (ii) Overbid Amount (in the “Overbid Amount” field in the Final Data File), (iii) Reimbursable Fees (in the “Reimbursable Fees” field in the Final Data File), (iv) the Recomputed Interest Amount, and (v) the Recomputed Penalty Amount. We compared the Recomputed Redemptive Value to the “Redemptive Value (incl. fees)” field in the Final Data File.

10.
For purposes of comparing Combined Redemptive Value, we were instructed by the Servicer, on behalf of the Company, to recompute the Combined Redemptive Value (the “Recomputed Combined Redemptive Value”) by adding (i) the Recomputed Redemptive Value for the Original tax liens ( identified as “O” in the “Rank” field in the Final Data File) and (ii) the Recomputed Redemptive Value for each of the subsequent tax liens (identified as “S” in the “Rank” field in the Final Data File). We compared the Recomputed Combined Redemptive Value to the “Combined RV (incl. fee)” field in the Final Data File.

The information regarding the Selected Tax Liens was found to be in agreement with the respective information contained in the Lien File, except as noted in Exhibit E. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on information included in the Final Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the tax liens, (ii) the reliability or accuracy of the Final Data File and the Lien Files which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the tax liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such tax liens being securitized, (iii) the compliance of the originator of the tax liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the tax liens that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
February 14, 2018

Exhibit A- Listing of Assessor Websites

State	County	Website Address

Arizona	Maricopa	https://mcassessor.maricopa.gov/

Arizona	Pima	http://webcms.pima.gov/cms/One.aspx?portalId=169&pageId=18485

Arizona	Pinal	http://www.pinalcountyaz.gov/Pages/Home.aspx

Arizona	Yavapai	http://gis.yavapai.us/v4/map.aspx?search=

Connecticut	Hartford	http://assessor1.hartford.gov/Default.asp?br=nav&vr=5

Florida	Citrus	http://www.citruspa.org/_DNN/

Florida	Dade	http://www.miamidade.gov/pa/property_search.asp

Florida	Palm Beach	http://www.pbcgov.com/papa/

Illinois	Cook County	http://www.cookcountyassessor.com/newsearch.aspx

New Jersey	Burlington	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Camden	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Essex	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Hudson	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Mercer	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Middlesex	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Passaic	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Somerset	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

New Jersey	Union	https://tre-dotnet.state.nj.us/TYTR_TLSPS/TaxListSearch.aspx

Nevada	Clark	http://www.clarkcountynv.gov/assessor/Pages/PropertyRecords.aspx?H=redrock&P=assrrealprop/pcl.aspx

Nevada	Washoe	https://www.washoecounty.us/assessor/cama/

Nevada	Monroe	https://www.monroecounty.gov/etc/rp/search.php

New York	Monroe	https://www.monroecounty.gov/etc/rp/search.php

Texas	Bexar	http://www.bcad.org/clientdb/?cid=1

Texas	Brazos	http://esearch.brazoscad.org/

Texas	Cameron	http://www.cameroncountytax.org/faces/search.jsp

Texas	Collin	https://www.collincad.org/propertysearch

Texas	Dallas	https://www.dallasact.com/act_webdev/dallas/searchbyproperty.jsp

Texas	El Paso	http://www.epcad.org/Search

Texas	Ellis	http://esearch.elliscad.com/

Texas	Fort Bend	https://actweb.acttax.com/act_webdev/fbc/index.jsp

Texas	Galveston	http://www.galvestoncad.org/

Texas	Grayson	http://esearch.graysonappraisal.org/

Texas	Guadalupe	http://www.guadalupead.org/index.php/Property_Search

Texas	Harris	http://hcad.org/property-search/real-property/

State	County	Website Address

Texas	Hays	http://esearch.hayscad.com/

Texas	Hidalgo	http://propaccess.hidalgoad.org/clientdb/propertysearch.aspx?cid=1

Texas	Hunt	http://esearch.hunt-cad.org/

Texas	Jefferson	http://propaccess.jcad.org/clientdb/PropertySearch.aspx?cid=1

Texas	Kaufman	http://esearch.kaufman-cad.org/

Texas	Mclennan	https://propaccess.trueautomation.com/clientdb/propertysearch.aspx?cid=20

Texas	Montgomery	http://mcad-tx.org/Property-Search-Result?searchtext=

Texas	Nueces	https://propaccess.trueautomation.com/clientdb/?cid=75

Texas	Parker	http://iswdataclient.azurewebsites.net/webindex.aspx?dbkey=parkercad&time=201802092135035

Texas	San Patricio	http://esearch.sanpatcad.org/

Texas	Tarrant	https://www.tad.org/property-search/

Texas	Travis	http://propaccess.traviscad.org/clientdb/PropertySearch.aspx?cid=1

Texas	Victoria	https://propaccess.trueautomation.com/clientdb/?cid=13

Texas	Walker	http://esearch.walkercountyappraisal.com/

Texas	Webb	http://propaccess.webbcad.org/clientdb/PropertySearch.aspx?cid=1

Texas	Williamson	http://search.wcad.org/

Exhibit B – Lien File Documents

1.	Account Statement
2.	Affidavit
3.	Assignment of Real Property Tax Liens Pursuant to Connecticut General Statues Section 12-195
4.	Assignment of Tax Liens
5.	Authorization for Transfer of Tax Lien
6.	Borrower Summary
7.	Certificate of Purchase
8.	Certificate of Sale for Unpaid Municipal Liens
9.	Certified Statement of Transfer of Tax Lien
10.	Closing Affidavit
11.	LienHub Certificate Details (Screenshot)
12.	Modification Agreement
13.	Nevada Preparation Checklist
14.	New Jersey Comprehensive Annual Financial Report
15.	Promissory Note
16.	Propel/Retax/Rio Preparation Checklist
17.	Property Tax Lien Payment Agreement
18.	Property Tax Payment Agreement
19.	Property Tax Statement
20.	Quarter Subs
21.	Real Estate Lien Promissory Note
22.	Redemption Statement
23.	Salesforce Generated Purchase Date Report
24.	Salesforce Principal Adjustment
25.	Schedule A of the Assignment of Tax Liens
26.	Screenshot of the County Assessor Website
27.	Screenshot of Maricopa Treasurer’s Website
28.	Screenshot of Pogodata.org
29.	Screenshot of Realtor.com
30.	Screenshot of Redfin.com
31.	Screenshot of the Tax Receipt
32.	Sub Tax E-Receipt
33.	Subsequent Tax Lien Purchase Receipt
34.	Sworn Document Authorizing Transfer of Lien
35.	Tax Bill
36.	Tax Certificate Receipt
37.	Tax Lien Contract
38.	Tax Lien Sale List
39.	Tax Lien Transfer Application
40.	Tax Receipt
41.	Tax Redemption Statement
42.	TLS Results

Exhibit C – Sampling Instruction

Guggenheim, on behalf of the Company, instructed us to randomly select the following number of tax liens for each state contained in the “State” field in the Initial Data File resulting in a sample of 185 Initial Selected Tax Liens. Subsequently, Guggenheim instructed us to exclude seven (7) of the Initial Selected Tax Liens as they were removed from the pool and excluded from the Final Data File. The resulting 178 tax liens constituted the Selected Tax Liens.

State	Number of Initial Selected Tax Liens	Number of Selected Tax Liens
Texas	55	55
New Jersey	15	15
New York	20	20
Florida	9	3
Connecticut	10	10
Illinois	10	10
Nevada	8	8
Arizona	8	7
Unique In Use Org Cert ID	135	128
Total Selected Tax Liens	185	178

Exhibit D – Selected Tax Liens

Number	Selected Tax Lien ID	State	Number	Selected Tax Lien ID	State	Number	Selected Tax Lien ID	State	Number	Selected Tax Lien ID	State

1	2018001	IL	46	2018046	NY	91	2018091	NY	136	2018136	TX
2	2018002	IL	47	2018047	NY	92	2018092	NY	137	2018137	TX
3	2018003	IL	48	2018048	CT	93	2018093	CT	138	2018138	TX
4	2018004	IL	49	2018049	CT	94	2018094	CT	139	2018139	TX
5	2018005	IL	50	2018050	NY	95	2018095	NY	140	2018140	TX
6	2018006	IL	51	2018051	NY	96	2018096	NY	141	2018141	TX
7	2018007	IL	52	2018052	NY	97	2018097	NY	142	2018142	TX
8	2018008	IL	53	2018053	NY	98	2018098	NY	143	2018143	TX
9	2018009	IL	54	2018054	NY	99	2018099	NY	144	2018144	TX
10	2018010	IL	55	2018055	NY	100	2018100	NY	145	2018145	TX
11	2018011	IL	56	2018056	NY	101	2018101	NY	146	2018146	TX
12	2018012	IL	57	2018057	NY	102	2018102	NY	147	2018147	TX
13	2018013	IL	58	2018058	NY	103	2018103	NY	148	2018148	TX
14	2018014	IL	59	2018059	NY	104	2018104	NY	149	2018149	TX
15	2018015	IL	60	2018060	CT	105	2018105	CT	150	2018150	NV
16	2018016	IL	61	2018061	CT	106	2018106	CT	151	2018151	TX
17	2018017	IL	62	2018062	CT	107	2018107	CT	152	2018152	TX
18	2018018	IL	63	2018063	CT	108	2018108	CT	153	2018153	TX
19	2018019	IL	64	2018064	CT	109	2018109	CT	154	2018154	TX
20	2018020	IL	65	2018065	AZ	110	2018110	AZ	155	2018155	TX
21	2018021	IL	66	2018066	AZ	111	2018111	AZ	156	2018156	TX
22	2018022	IL	67	2018067	FL	112	2018112	FL	157	2018157	TX
23	2018023	IL	68	2018068	NJ	113	2018113	NJ	158	2018158	TX
24	2018024	IL	69	2018069	NJ	114	2018114	NJ	159	2018159	TX
25	2018025	AZ	70	2018070	NJ	115	2018115	NJ	160	2018160	NV
26	2018026	AZ	71	2018071	NJ	116	2018116	NJ	161	2018161	NV
27	2018027	AZ	72	2018072	NJ	117	2018117	NJ	162	2018162	NV
28	2018028	NJ	73	2018073	NJ	118	2018118	NJ	163	2018163	NV
29	2018029	AZ	74	2018074	NJ	119	2018119	NJ	164	2018164	NV
30	2018030	AZ	75	2018075	NJ	120	2018120	NJ	165	2018165	TX
31	2018031	AZ	76	2018076	NJ	121	2018121	NJ	166	2018166	TX
32	2018032	AZ	77	2018077	NJ	122	2018122	NJ	167	2018167	TX
33	2018033	AZ	78	2018078	NJ	123	2018123	NJ	168	2018168	TX
34	2018034	AZ	79	2018079	NJ	124	2018124	NJ	169	2018169	NV
35	2018035	CT	80	2018080	NJ	125	2018125	NJ	170	2018170	TX
36	2018036	CT	81	2018081	NJ	126	2018126	NJ	171	2018171	TX
37	2018037	CT	82	2018082	NJ	127	2018127	NJ	172	2018172	TX
38	2018038	NY	83	2018083	AZ	128	2018128	AZ	173	2018173	NV
39	2018039	NY	84	2018084	NJ	129	2018129	NJ	174	2018174	TX
40	2018040	NY	85	2018085	NJ	130	2018130	NJ	175	2018175	TX
41	2018041	NY	86	2018086	NJ	131	2018131	NJ	176	2018176	TX
42	2018042	NY	87	2018087	NJ	132	2018132	NJ	177	2018177	TX
43	2018043	NY	88	2018088	NJ	133	2018133	NJ	178	2018178	TX
44	2018044	NY	89	2018089	NJ	134	2018134	NJ
45	2018045	NY	90	2018090	NJ	135	2018135	NJ

(*) The Company has assigned a unique Lien ID number to each tax lien in the Final Data File. The Selected Tax Lien IDs referred to in this Exhibit are not the Tax Lien numbers.

Exhibit E - Exception List (Final Data File)

#	Selected Tax Lien Number	Attribute	Per Final Data File	Per Lien File

1	2018027	Purchase Date	07/31/2016	No Document Provided
2	2018027	Tax Amount	$675.56	No Document Provided
3	2018031	Purchase Date	08/19/2016	08/22/2016
4	2018034	Current Interest Rate	3.00%	No Document Provided
5	2018035	Purchase Date	06/01/2009	07/06/2009
6	2018035	Recomputed Interest Amount	$2,483.63	$5,913.41
7	2018036	Purchase Date	4/30/2010	5/11/2010
8	2018036	Recomputed Interest Amount	$4,706.93	$4,367.25
9	2018037	Purchase Date	07/05/2013	07/10/2013
10	2018037	Tax Amount	$3,493.00	No Document Provided
11	2018040	Property Type	Land	Parking lot (438)
12	2018042	Property Type	Residential	Det row bldg (482)
13	2018050	Address	82 Aurora St	82-84 AURORA ST
14	2018057	Address	452 Hawley St	452-454 HAWLEY ST
15	2018057	Recomputed Interest Amount	$27.38	$23.84
16	2018061	Rank	S	No Document Provided
17	2018062	Rank	S	No Document Provided
18	2018064	Address	30 (32) SHERBROOKE AV	30 SHERBROOKE AV
19	2018065	Current Interest Rate	16.00%	No Document Provided
20	2018067	Tax Amount	$5,960.98	No Document Provided
21	2018071	Purchase Date	11/28/2016	No Document Provided
22	2018071	Tax Amount	$2,473.36	No Document Provided
23	2018072	Purchase Date	03/01/2017	No Document Provided
24	2018072	Tax Amount	$2,350.16	No Document Provided
25	2018075	Overbid Amount	$0.00	No Document Provided
26	2018077	Purchase Date	09/30/2013	No Document Provided
27	2018077	Tax Amount	$19,533.16	No Document Provided
28	2018083	Current Interest Rate	3.00%	No Document Provided
29	2018083	Purchase Date	02/26/2015	No Document Provided
30	2018083	Tax Amount	$711.45	No Document Provided
31	2018084	Overbid Amount	$0.00	No Document Provided
32	2018085	Current Interest Rate	17.15%	No Document Provided
33	2018085	Purchase Date	09/30/2015	No Document Provided
34	2018085	Tax Amount	$3,293.87	No Document Provided
35	2018089	Purchase Date	3/6/2017	No Document Provided
36	2018089	Tax Amount	$562.26	No Document Provided
37	2018090	Purchase Date	09/27/2017	No Document Provided
38	2018090	Tax Amount	$782.94	No Document Provided
39	2018094	Purchase Date	11/28/2016	No Document Provided
40	2018094	Tax Amount	$43.53	No Document Provided
41	2018095	Recomputed Penalty Amount	$1,230.60	$0.00
42	2018098	Purchase Date	03/07/2017	No Document Provided
43	2018098	Tax Amount	$3,735.85	No Document Provided
44	2018099	Purchase Date	5/12/2017	No Document Provided
45	2018099	Tax Amount	$1,794.82	No Document Provided
46	2018102	Current Interest Rate	13.73%	No Document Provided
47	2018108	Tax Amount	$3,082.67	No Document Provided
48	2018109	Tax Amount	$5,488.76	No Document Provided
49	2018113	Purchase Date	06/30/2015	No Document Provided
50	2018113	Tax Amount	$4,873.26	No Document Provided
51	2018114	Purchase Date	09/18/2015	No Document Provided
52	2018114	Tax Amount	$2,377.53	No Document Provided